Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 7. Stock-Based Compensation

For the three months ended March 31, 2019

During the three months ended March 31, 2019, $665,028 in compensation expense was recognized on the following:

1.	Options to purchase 3,120,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest one-year from the date of grant, were issued to Christopher Constable under the 2018 Plan during the twelve months ending December 31, 2018.
2.	Options to purchase 430,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest 25% each year from the date of grant, were issued to various long term employees under the 2018 Plan during the three months ending March 31, 2019.
3.	Options to purchase 250,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest 20% each year from the date of grant, were issued to Zoty Ponce under the 2018 Plan during the three months ending March 31, 2019.
4.	Options to purchase 25,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest 25% each year from the date of grant, were issued to various contractors during the three months ending March 31, 2019.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted during 2019:

2019
Expected Volatility	39%-48%
Risk Free Interest Rate	2.62%-2.71%
Expected life of warrants	6.25 – 10.0

Under the Black-Scholes option pricing model, the fair value of the 705,000 options granted during the three months ended March 31, 2019 is estimated at $613,586.55 on the date of grant.

The following Table represents option activity for the three months ending March 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400
Granted	705,000	$2.00
Vested	-
Outstanding - March 31, 2019	6,945,000	$1.25	9.64
Exercisable - March 31, 2019	3,120,000	$0.33	9.62	$5,210,400

Note 9.	Options

For the year ended December 31, 2018

Upon the closing of the Merger on November 8, 2018 the following options were issued:

1.	Options to purchase an aggregate of 104 shares of Blue Star’s common stock issued to Carlos Faria at an exercise price of $10,000 per share, which were outstanding immediately prior to the closing of the Merger, were converted into ten-year immediately exercisable options to purchase an aggregate of 3,120,000 shares of Common Stock at an exercise price of $0.333 under the 2018 Plan.
2.	Options to purchase 3,120,000 shares of Common Stock at an exercise price of $2.00 with a 10 year life, which vest one-year from the date of grant, were issued to Christopher Constable under the 2018 Plan.

During the twelve months ending December 31, 2018, $808,338 in compensation expense was recognized on these 6,240,000 options.

The following table summarizes the assumptions used to estimate the fair value of the stock options granted during 2018:

2018
Expected Volatility	37%-39%
Risk Free Interest Rate	2.84%
Expected life of warrants	5 - 5.5

Under the Black-Scholes option pricing model, the fair value of the 6,240,000 options granted during the twelve months ended December 31, 2018 is estimated at $2,926,087 on the date of grant. During the twelve months ended December 31, 2018, $808,338 compensation expense was recognized on these 6,240,000 options.

The following Table represents option activity for the period ending December 31, 2018 and 2017:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	-	$-
Exercisable - December 31,2017	-	$-		$-
Granted	6,240,000	$1.17
Exercised	-
Outstanding - December 31, 2018	6,240,000	$1.17	9.86
Exercisable - December 31, 2018	3,120,000	$0.33	9.86	$5,210,400